Summary of Significant Policies, Judgements, Estimates and Assumptions - government grants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Income from government grants	$ 42	$ 33	$ 51